Offerings - Offering: 1	Feb. 24, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 1,750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,675.00
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended. In accordance with Rules 456(b) and 457(r), the registrant initially deferred payment of certain of the registration fees for Registration Statement No. 333-281488 filed by the registrant on August 12, 2024, except with respect to unsold securities that have been previously registered.